Associates and Joint Ventures - Summary of Group's Share of the Result of Associates and Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation	£ 455	£ 498	£ 419
Other comprehensive income:
Items that may be reclassified to profit & loss	(98)	(115)	(38)
Items that will not be reclassified to profit & loss	(34)	7	6
Total comprehensive income for the year, net of tax	3,622	2,126	9,424
Groups Share in Associates and Joint Ventures
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Profit on ordinary activities after taxation	455	498	419
Other comprehensive income:
Total comprehensive income for the year, net of tax	£ 323	£ 390	£ 387